Debt (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance	$ 4,452,183
Borrowings during the period			519,950	4,679,253
Conversion of debt to into common stock	0	1,069,402	1,069,402	3,387,480
Expiration of conversion option			14,000	585,000
Balance	64,600		4,452,183
Maximum [Member]
Interest Rate			10.00%	18.00%
Minimum [Member]
Interest Rate			8.00%	0.00%
Convertible Debt [Member]
Balance		1,749,764	1,749,764	605,000
Borrowings during the period			519,950	4,652,900
Conversion of debt to into common stock			(759,095)	(2,923,136)
Reclassifications from convertible notes to unsecured demand notes				(585,000)
Repayments of Convertible Debt			(2,518,343)
Interest and accrued interest (Included in total repayment)			15,632
Loss on repayment (Included in total repayment)			1,006,092
Expiration of conversion option			(14,000)
Balance			$ 0	$ 1,749,764
Maturity			January 3, 2012 to October 11, 2014	January 30,2011 to June 29, 2015